STATEMENT OF CONSOLIDATED OTHER COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
STATEMENT OF CONSOLIDATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (489)	$ (10,536)	$ 10,431	$ (22,901)
Unrealized gain (loss) from hedging financial instruments
Unrealized (loss) income on interest rate swaps, net (Note 9)	(5,839)	1,808	(9,490)	786
Comprehensive income (loss)	(6,328)	(8,728)	941	(22,115)
Less: comprehensive loss attributable to the non-controlling interest	794	983	1,106	1,433
Comprehensive income (loss) attributable to Tsakos Energy Navigation Limited	$ (5,534)	$ (7,745)	$ 2,047	$ (20,682)